UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    January 29, 2009


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		59

Form 13F Information Table Value Total:		100,557



List of Other Included Managers:

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
 						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None
Alerus Finl Corp Com	COM	01446u-10-3	219	9512	SH	Sole				9512
Alleghany Corp		COM	017175-10-0	2869	10173	SH	Sole				10173
Allergan		COM	018490-10-2	484	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	225	6874	SH	Sole				6874
AT&T Inc		COM	00206R-10-2	334	11735	SH	Sole				11735
Automatic Data Process	COM	053015-10-3	1519	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	924	65648	SH	Sole				65648
BCSB Bancorp Inc.	COM	055367-10-6	87	10000	SH	Sole				10000
Berkshire Hath Inc-Cl A	COM	084670-10-8	580	6	SH	Sole				6
Berkshire Hath Inc-Cl B	COM	084670-20-7	9828	3058	SH	Sole				3058
Boston Properties	COM	101121-10-1	325	5900	SH	Sole				5900
BP Amoco P L C Spon Adr	COM	055622-10-4	213	4561	SH	Sole				4561
Chevrontexaco Corp Com	COM	166764-10-0	200	2708	SH	Sole				2708
Citadel Brdcsting Corp	COM	17285T-10-6	2	10985	SH	Sole				10985
Covidien		COM	G2552X-10-8	1964	54195	SH	Sole				54195
Dell Computer Corp Com	COM	24702r-10-1	2384	232764	SH	Sole				232764
Dover Corp Com		COM	260003-10-8	2190	66520	SH	Sole				66520
Dover Motorsports Inc	COM	260174-10-7	165	126750	SH	Sole				126750
Exxon Mobil Corp	COM	30231g-10-2	3146	39407	SH	Sole				39407
Farmer Bros Corp	COM	307675-10-8	1362	54592	SH	Sole				54592
First Natl Bk Alaska 	COM	32112J-10-6	898	565	SH	Sole				565
Fortune Brands Inc	COM	349631-10-1	380	9196	SH	Sole				9196
General Electric Corp	COM	369604-10-3	327	20194	SH	Sole				20194
Genuine Parts Co Com	COM	372460-10-5	3077	81277	SH	Sole				81277
Gladstone Capital Corp 	COM	376535-10-0	1332	164662	SH	Sole				164662
Glaxo Holdings Plc	COM	37733w-10-5	1718	46083	SH	Sole				46083
Hasbro Inc Com		COM	418056-10-7	3301	113176	SH	Sole				113176
Home Depot Inc Com	COM	437076-10-2	2444	106163	SH	Sole				106163
IBM Corp		COM	459200-10-1	212	2516	SH	Sole				2516
Internat'l Spday Cl A	COM	460335-20-1	2153	74953	SH	Sole				74953
Johnson & Johnson	COM	478160-10-4	3666	61280	SH	Sole				61280
Leucadia National Corp	COM	527288-10-4	2372	119819	SH	Sole				119819
Lowes Cos Inc Com	COM	548661-10-7	957	44450	SH	Sole				44450
Markel Corp Com		COM	570535-10-4	6005	20082	SH	Sole				20082
Marsh & McLennan Cos 	COM	571748-10-2	2803	115512	SH	Sole				115512
McClatchy Co Cl A	COM	579489-10-5	43	54260	SH	Sole				54260
Mohawk Inds Inc Com	COM	608190-10-4	587	13700	SH	Sole				13700
Nestle Sa-Adr Repstg	COM	641069-40-6	830	20912	SH	Sole				20912
Norfolk Southern Corp	COM	655844-10-8	2654	56414	SH	Sole				56414
Paychex Inc		COM	704326-10-7	2417	91988	SH	Sole				91988
Plum Creek Timber Dept	COM	729251-10-8	784	22567	SH	Sole				22567
Procter & Gamble Co	COM	742718-10-9	204	3303	SH	Sole				3303
Progressive Corp Ohio 	COM	743315-10-3	2868	193684	SH	Sole				193684
Royal Dutch Shl Plc Adr COM	780257-80-4	692	13075	SH	Sole				13075
Royce Value Trust Inc	COM	780910-10-5	240	28610	SH	Sole				28610
Sandy Spring Bancorp 	COM	800363-10-3	3394	155459	SH	Sole				155459
SPDR Tr Unit Ser 1	COM	78462f-10-3	281	3118	SH	Sole				3118
St Joe Corporation	COM	790148-10-0	2796	114951	SH	Sole				114951
Target Corp Com		COM	87612e-10-6	296	8565	SH	Sole				8565
Tyco Electronics	COM	G9144P-10-5	1756	108348	SH	Sole				108348
Tyco Intl Ltd New Com	COM	902124-10-6	1257	58181	SH	Sole				58181
V F Corp Com		COM	918204-10-8	1989	36314	SH	Sole				36314
Verizon Communications 	COM	92343v-10-4	290	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	6568	117151	SH	Sole				117151
Walt Disney Holding Co	COM	254687-10-6	3396	149676	SH	Sole				149676
Washington Post Co Cl B	COM	939640-10-8	3088	7913	SH	Sole				7913
Washington Rl Est Inv TrCOM	939653-10-1	703	24838	SH	Sole				24838
Wells Fargo & Co (new)	COM	949746-10-1	2388	80999	SH	Sole				80999
Wyeth			COM	983024-10-0	371	9900	SH	Sole				9900

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